ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 4 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	June 30, 2021	December 31, 2020

Accrued payroll	$22,898	$-
Accrued research and development expenses	29,673	-
Accrued general and administrative expenses	10,000	60,661
Accrued DIP and Plan costs related to DIP Funding and Plan(1)	650,493	657,598
Total accrued expenses	$713,064	$718,259

(1)	Amount represents DIP and Plan costs associated with the Auctus DIP Funding and the Plan.

NOTE 6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31, 2020		December 31, 2019

Accrued payroll	$-		$152,308
Accrued research and development expenses	-		806,175
Accrued general and administrative expenses	60,661		1,392,743
Accrued director compensation	-		557,500
Deferred rent	-		12,438
Accrued DIP and Plan costs related to DIP Funding and Plan	657,598	(1)	-
Total accrued expenses	$718,259		$2,921,164

(1) Amount represents DIP and Plan costs associated with the Auctus DIP Funding and the Plan. As of December 31, 2020, these amounts were note finalized and, as a result, were recorded as accrued expenses in the consolidated balance sheets. Subsequent to December 31, 2020, upon finalization, the amount representing the costs associated with the DIP Funding and the Plan will be converted into a Secured Convertible Note.